Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025	Dec. 31, 2024
General and administrative costs	$ 1,489,307		$ 52,663		$ 2,592,440	$ 634,797
Loss from operations	(1,489,307)		(52,663)		(2,592,440)	(634,797)
Other income (expense):
Interest earned on marketable securities held in Trust Account	2,477,726				4,940,590	4,043,585
Initial loss on forward purchase agreement liability					(893,425)
Change in fair value of forward purchase agreement liability	(387,392)				(163,699)
Total other income, net	2,090,334				3,883,466	4,043,585
Net income (loss)	$ 601,027		$ (52,663)		$ 1,291,026	$ 3,408,788
Class A Ordinary Shares
Other income (expense):
Weighted average shares outstanding, Basic (in Shares)	23,000,000				23,000,000	11,372,694
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.02				$ 0.04	$ 0.2
Weighted average shares outstanding, Diluted (in Shares)	23,000,000				23,000,000
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.02				$ 0.04	$ 0.2
Class B Ordinary Shares
Other income (expense):
Weighted average shares outstanding, Basic (in Shares)	5,750,000	[1]	5,000,000	[1]	5,750,000 [1]	5,297,048
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.02		$ (0.02)		$ 0.04	$ 0.2
Weighted average shares outstanding, Diluted (in Shares)	5,750,000		5,000,000		5,750,000
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.02		$ (0.02)		$ 0.04	$ 0.2

[1]	Excludes up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.